Vanguard Multi-Sector Income Bond Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Multi-Sector Income Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in bonds of various qualities across multiple fixed income sectors. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. For purposes of the 80% policy, bonds include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; obligations issued or guaranteed by a foreign government or their agencies, instrumentalities, or political subdivisions; and asset-backed, mortgage-backed, and mortgage-related securities.The Fund purchases bonds with maturities of 90 days or more at the time of their issuance and may purchase bonds of any quality. High- and medium-quality bonds are considered to be investment-grade by Moody’s or another independent rating agency (or, if unrated, are considered to be of comparable quality by the Fund’s advisor). Lower-quality bonds, also referred to as high-yield securities or “junk” bonds, are rated below investment-grade. The Fund may invest up to 65% of its assets in high-yield securities.The Fund invests in bonds of non-U.S. issuers, including emerging market countries. The Fund’s investments in emerging market bonds may include those with lower quality ratings. Although the Fund seeks to have a majority of its assets denominated in or hedged back to the U.S. dollar, it also may invest in foreign currency bonds on an unhedged basis. In an effort to manage the currency risk associated with investing in bonds denominated in currencies other than the U.S. dollar, the Fund may seek to hedge some or all of its foreign currency exposure. To the extent that the Fund hedges its foreign currency exposure, it does so primarily through the use of foreign currency exchange forward contracts, which are a type of derivative.In addition to foreign currency exchange forward contracts, the Fund may invest in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), currency swaps, interest rate swaps, total return swaps, credit default swaps, or other derivatives.